CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Clinical testing revenues	$ 6,668	$ 1,099	$ 405
Licensing Revenue	1,600	228
Total revenues	8,268	1,327	$ 405
Cost of clinical testing revenues	6,192	$ 1,310	$ 709
Cost of licensing revenues	80
Cost of revenues	6,272	$ 1,310	$ 709
Gross (profit) loss	1,996	17	(304)
Operating expenses:
Research and development, net	2,956	1,927	1,744
Sales, marketing and business development	7,350	6,848	7,002
General and administrative	7,566	$ 5,494	$ 4,297
Gain from bargain purchase related to acquisition of CynoGen, Inc.	(155)
Total operating expenses	17,717	$ 14,269	$ 13,043
Operating loss	15,721	14,252	13,347
Financial expense (income), net	1,605	259	(177)
Loss before taxes	17,326	14,511	$ 13,170
Income tax expense	19	15
Loss from continuing operations	$ 17,345	$ 14,526	$ 13,170
Net comprehensive (income) from discontinued operations			(273)
Net comprehensive loss after discontinued operations	$ 17,345	$ 14,526	$ 12,897
Basic and diluted net loss per Ordinary Share from continuing operations	$ 1.15	$ 1.29	$ 1.37
Basic and diluted net (income) per Ordinary Share from discontinued operations			(0.03)
Basic and diluted net loss per Ordinary Share	$ 1.15	$ 1.29	$ 1.34
Weighted average number of Ordinary Shares used to compute basic and diluted net loss per Ordinary Share	15,092,679	11,239,892	9,593,952